Investments in Equity Investees (Detail)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Schedule of Investments [Line Items]
Investments in equity investees	¥ 163,037,501	$ 23,482,284	¥ 267,539,694
Shanghai Institute of Visual Art of Fudan University ("SIVA")
Schedule of Investments [Line Items]
Cost method investments	10,000,000	1,440,300	10,000,000
T3 Entertainment Co., Ltd.
Schedule of Investments [Line Items]
Cost method investments	24,892,921	3,585,326	24,892,921
"CrowdStar Inc. ("Crowdstar")"
Schedule of Investments [Line Items]
Cost method investments			1,627,099
Tandem Fund II, L.P. ("Tandem Fund")
Schedule of Investments [Line Items]
Cost method investments	1,165,421	167,856	2,636,885
System Link Corporation Limited ("System Link")
Schedule of Investments [Line Items]
Equity method investments	113,836,704	16,395,895	215,631,351
Shanghai Jiucheng Advertisement Co., Ltd. ("Shanghai Jiucheng Advertisement")
Schedule of Investments [Line Items]
Equity method investments	¥ 13,142,455	$ 1,892,907	¥ 12,751,438